PRINCIPAL ACTIVITIES AND ORGANIZATION - Schedule of Principal Subsidiaries (Parenthetical) (Details) - shares	Oct. 14, 2025	Aug. 05, 2025
Number of shares issued in transaction (in shares)		76,666,659
Visara | Subsequent Event | Series A Preferred Stock | Series A Agreement
Number of shares issued in transaction (in shares)	35,000,000
Percentage of ownership after transaction	65.00%
AffaMed | Subsequent Event | Series A Preferred Stock | Series A Agreement
Number of shares issued in transaction (in shares)	16,200,000